TRANSACTIONS AND BALANCES WITH RELATED PARTIES, Main Transactions with Related Parties (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Statement of financial position [Abstract]
Direct loans		S/ 2,063,739	S/ 1,804,837
Investments (i)	[1]	806,700	800,021
Deposits (ii)	[2]	(713,503)	(1,138,115)
Derivatives at fair value		516,292	336,867
Statement of income [Abstract]
Interest income related to loans		31,892	38,896
Interest expenses related to deposits		(30,914)	(24,143)
Other income		9,452	13,232
Contingent risks and commitments [Abstract]
Indirect loans		584,463	433,639
Allowance for loan losses for related parties		S/ 15,200	S/ 8,500
Average Interest Rate [Member]
Contingent risks and commitments [Abstract]
Borrowings, interest rate		7.70%	6.86%
Foreign Currency Average Interest Rate [Member]
Contingent risks and commitments [Abstract]
Borrowings, interest rate		6.04%	4.59%
Investments in Bonds [Member]
Statement of financial position [Abstract]
Investments (i)		S/ 166,800	S/ 158,100
Alicorp S.A.A [Member] | Investments in Shares [Member]
Statement of financial position [Abstract]
Investments (i)		146,500	157,000
Cementos Pacasmayo S.A [Member] | Investments in Bonds [Member]
Statement of financial position [Abstract]
Investments (i)			155,300
Inversiones Centenario [Member] | Investments in Shares [Member]
Statement of financial position [Abstract]
Investments (i)		135,900	126,800
Employees, Directors, Key Management and Family Members [Member]
Statement of financial position [Abstract]
Direct loans		1,383,300	S/ 1,179,200
Corporacion Primax [Member] | Investments in Bonds [Member]
Statement of financial position [Abstract]
Investments (i)		S/ 120,500

[1]	As of December 31, 2023, the balance includes mainly S/166.8 million of corporate bonds, S/146.5 million of Alicorp S.A.A. shares; S/135.9 million of Inversiones Centenario shares andS/120.5 million of corporate bonds issued by Corporación Primax. The increase in the balance corresponds mainly to the fluctuation that positively affected the investments in corporate bonds of Alicorp S.A. and Corporación Primax.As of December 31, 2022, the balance includes mainly S/158.1 million of corporate bonds, S/157.0 million of Alicorp S.A.A. shares;S/155.3 million of corporate bonds issued by Cementos Pacasmayo S.A. and S/126.8 million of Inversiones Centenario shares.
[2]	Corresponds to deposits from legal entities and individuals. As of December 31, 2023 and 2022, the balance corresponds mainly to higher deposits held by companies and related persons.